Derivative Financial Instruments designated to Hedge Accounting (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 40,945	R$ 22,289
Notional Liability
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,650,694	2,076,779
Notional Liability | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	698,917	708,454
Notional Liability | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	951,777	1,368,325
Liabilities Fair value
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,641,922	2,080,779
Liabilities Fair value | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	697,060	710,475
Liabilities Fair value | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	944,862	1,370,304
MTM (a)
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(8,773)	4,001
MTM (a) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(1,858)	2,021
MTM (a) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(6,915)	1,980
Notional SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,629,806	(2,102,614)
Notional SWAP | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	678,597	(728,142)
Notional SWAP | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	951,209	(1,374,472)
SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(1,618,473)	(2,111,942)
SWAP | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(675,246)	(733,026)
SWAP | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(943,227)	(1,378,916)
MTM total (b)
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	10,006	(4,258)
MTM total (b) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	2,440	(2,109)
MTM total (b) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	7,566	(2,149)
Profit and Loss ((a)+(b))
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,233	(257)
Profit and Loss ((a)+(b)) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	582	(89)
Profit and Loss ((a)+(b)) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 651	R$ (168)